Long-term debt - CIBC Loan (Details) - CAD ($)			1 Months Ended	12 Months Ended
	Feb. 04, 2020	Jul. 30, 2018	Oct. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
CIBC loan				$ 11,864,385	$ 11,955,245	$ 11,864,385	$ 11,955,245
Less: Current portion						5,144,461	1,339,583
Long-term portion						6,719,924	10,615,662
Total initial gross proceeds					12,500,000
Changes during the period
Balance - Beginning of period				11,955,245	0
Proceeds received					12,500,000
Transaction costs					(930,520)
Interest and accretion expense				1,240,911	517,409
Repayment				(1,331,771)	(131,644)
Balance - End of period				$ 11,864,385	$ 11,955,245
Less: Current portion						5,144,461	1,339,583
Long-term portion						$ 6,719,924	$ 10,615,662
CIBC loan
Disclosure of detailed information about borrowings [line items]
Total initial gross proceeds		$ 12,500,000
Adjustment to interest rate basis (as a percent)		2.50%
Principal including accrued interest amount			$ 378,788
Financial covenant, trailing period				3 months
CIBC loan | Repayment of CIBC loan
Disclosure of detailed information about borrowings [line items]
Amount repaid	$ 12,041,032